Accruals And Other Payables - Summary of accruals and other payables (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current:
Staff salaries and welfare payables	¥ 18,875	$ 2,672	¥ 30,166	$ 4,270	¥ 18,869
Accrued external research and development activities related expenses	155,973	22,077	144,000	20,382	39,068
Accrued initial public offering costs payable	5,094	721	17,504	2,478
Withholding IIT payable related to stock options			16,201	2,293
Non-refundable incentive payment from depositary bank (Note)	2,630	372
Accrued traveling expenses, office expenses and others	60,496	8,562	65,682	9,296	9,737
Accounts Payable and Accrued Liabilities, Current	243,068	34,404	¥ 273,553	$ 38,719	¥ 67,674
Non-current:
Non-refundable incentive payment from depositary bank (Note)	¥ 9,424	$ 1,334